Goodwill (Schedule of Changes In the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 51,888	€ 52,131
Deconsolidation ASMPT	(38,482)
Foreign currency translation effect	(1,985)	(243)
Goodwill, Ending balance	11,421	51,888
Front-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	11,649	11,193
Deconsolidation ASMPT	0
Foreign currency translation effect	(228)	456
Goodwill, Ending balance	11,421	11,649
Back-End Segment [Member]
Goodwill [Roll Forward]
Goodwill, Beginning balance	40,239	40,938
Deconsolidation ASMPT	(38,482)
Foreign currency translation effect	(1,757)	(699)
Goodwill, Ending balance	€ 0	€ 40,239